Investment Portfolio	as of March 31, 2020 (Unaudited)

DWS Equity 500 Index Fund

DWS Equity 500 Index Fund (the “Fund”) is a feeder fund that invests substantially all of its assets in a “master portfolio”, the Deutsche DWS Equity 500 Index Portfolio (the “Portfolio”) and owns a pro rata interest in the Portfolio’s net assets. At March 31, 2020, the Fund owned approximately 37% of the Portfolio’s outstanding interests. The Portfolio’s Schedule of Investments is set forth below.

	Shares	Value ($)
Common Stocks 98.4%
Communication Services 10.5%
Diversified Telecommunication Services 2.0%
AT&T, Inc.	438,328	12,777,261
CenturyLink, Inc.	58,686	555,170
Verizon Communications, Inc.	248,201	13,335,840
		26,668,271
Entertainment 2.0%
Activision Blizzard, Inc.	46,085	2,741,136
Electronic Arts, Inc.*	17,508	1,753,776
Live Nation Entertainment, Inc.*	8,702	395,593
Netflix, Inc.*	26,295	9,873,772
Take-Two Interactive Software, Inc.*	6,782	804,413
Walt Disney Co.	108,121	10,444,489
		26,013,179
Interactive Media & Services 5.1%
Alphabet, Inc. "A"*	17,974	20,884,889
Alphabet, Inc. "C"*	17,941	20,861,974
Facebook, Inc. "A"*	144,395	24,085,086
Twitter, Inc.*	46,549	1,143,244
		66,975,193
Media 1.3%
Charter Communications, Inc. "A"*	9,404	4,103,059
Comcast Corp. "A"	272,282	9,361,055
Discovery, Inc. "C"*	19,630	344,310
Discovery, Inc. "A"*	9,653	187,654
DISH Network Corp. "A"*	15,600	311,844
Fox Corp. "A"	20,799	491,480
Fox Corp. "B"*	10,195	233,262
Interpublic Group of Companies, Inc.	23,687	383,493
News Corp. "A"	23,421	210,204
News Corp. "B"	6,691	60,152
Omnicom Group, Inc.	12,906	708,540
ViacomCBS, Inc. "B"	32,231	451,556
		16,846,609
Wireless Telecommunication Services 0.1%
T-Mobile U.S., Inc.*	18,987	1,593,009
Consumer Discretionary 9.6%
Auto Components 0.1%
Aptiv PLC	15,221	749,482
BorgWarner, Inc.	12,841	312,935
		1,062,417
Automobiles 0.2%
Ford Motor Co.	233,100	1,125,873
General Motors Co.	75,058	1,559,705
Harley-Davidson, Inc.	9,665	182,959
		2,868,537
Distributors 0.1%
Genuine Parts Co.	8,879	597,823
LKQ Corp.*	18,202	373,323
		971,146
Diversified Consumer Services 0.0%
H&R Block, Inc.	12,176	171,438
Hotels, Restaurants & Leisure 1.5%
Carnival Corp. (a)	23,815	313,644
Chipotle Mexican Grill, Inc.*	1,532	1,002,541
Darden Restaurants, Inc.	7,335	399,464
Hilton Worldwide Holdings, Inc.	16,867	1,151,004
Las Vegas Sands Corp.	20,291	861,759
Marriott International, Inc. "A"	16,223	1,213,643
McDonald's Corp.	45,231	7,478,946
MGM Resorts International	30,791	363,334
Norwegian Cruise Line Holdings Ltd.*	13,004	142,524
Royal Caribbean Cruises Ltd.	10,479	337,109
Starbucks Corp.	70,861	4,658,402
Wynn Resorts Ltd.	5,776	347,657
Yum! Brands, Inc.	18,131	1,242,517
		19,512,544
Household Durables 0.3%
D.R. Horton, Inc.	20,106	683,604
Garmin Ltd.	8,571	642,482
Leggett & Platt, Inc.	8,129	216,882
Lennar Corp. "A"	16,761	640,270
Mohawk Industries, Inc.*	3,652	278,429
Newell Brands, Inc.	22,645	300,726
NVR, Inc.*	208	534,375
PulteGroup, Inc.	15,251	340,402
Whirlpool Corp.	3,894	334,105
		3,971,275
Internet & Direct Marketing Retail 4.1%
Amazon.com, Inc.*	24,992	48,727,402
Booking Holdings, Inc.*	2,510	3,376,753
eBay, Inc.	45,814	1,377,169
Expedia Group, Inc.	8,373	471,149
		53,952,473
Leisure Products 0.0%
Hasbro, Inc.	7,572	541,777
Multiline Retail 0.5%
Dollar General Corp.	15,266	2,305,319
Dollar Tree, Inc.*	14,170	1,041,070
Kohl's Corp.	9,625	140,429
Macy's, Inc.	19,397	95,239
Nordstrom, Inc. (a)	6,469	99,234
Target Corp.	30,394	2,825,730
		6,507,021
Specialty Retail 2.2%
Advance Auto Parts, Inc.	4,115	384,012
AutoZone, Inc.*	1,427	1,207,242
Best Buy Co., Inc.	13,612	775,884
CarMax, Inc.*	9,823	528,772
Home Depot, Inc.	65,454	12,220,916
L Brands, Inc.	13,825	159,817
Lowe's Companies, Inc.	45,958	3,954,686
O'Reilly Automotive, Inc.*	4,532	1,364,359
Ross Stores, Inc.	21,685	1,885,944
The Gap, Inc.	12,113	85,276
Tiffany & Co.	6,469	837,735
TJX Companies, Inc.	72,752	3,478,273
Tractor Supply Co.	7,054	596,416
Ulta Beauty, Inc.*	3,426	601,948
		28,081,280
Textiles, Apparel & Luxury Goods 0.6%
Capri Holdings Ltd.*	9,599	103,573
Hanesbrands, Inc. (a)	22,122	174,100
NIKE, Inc. "B"	74,618	6,173,893
PVH Corp.	4,548	171,187
Ralph Lauren Corp.	3,059	204,433
Tapestry, Inc.	16,243	210,347
Under Armour, Inc. "A"*	12,016	110,667
Under Armour, Inc. "C"*	12,584	101,427
VF Corp.	19,556	1,057,589
		8,307,216
Consumer Staples 7.7%
Beverages 1.8%
Brown-Forman Corp. "B"	10,888	604,393
Coca-Cola Co.	231,396	10,239,273
Constellation Brands, Inc. "A"	10,034	1,438,474
Molson Coors Beverage Co. "B"	11,539	450,136
Monster Beverage Corp.*	22,859	1,286,047
PepsiCo, Inc.	83,684	10,050,449
		24,068,772
Food & Staples Retailing 1.7%
Costco Wholesale Corp.	26,518	7,561,078
Kroger Co.	48,061	1,447,597
Sysco Corp.	30,617	1,397,054
Walgreens Boots Alliance, Inc.	44,879	2,053,214
Walmart, Inc.	85,171	9,677,129
		22,136,072
Food Products 1.2%
Archer-Daniels-Midland Co.	33,181	1,167,307
Campbell Soup Co.	10,352	477,848
Conagra Brands, Inc.	29,152	855,320
General Mills, Inc.	36,230	1,911,857
Hormel Foods Corp.	16,623	775,297
Kellogg Co.	14,890	893,251
Kraft Heinz Co.	37,226	920,971
Lamb Weston Holdings, Inc.	8,736	498,826
McCormick & Co., Inc.	7,402	1,045,236
Mondelez International, Inc. "A"	86,384	4,326,111
The Hershey Co.	8,902	1,179,515
The JM Smucker Co.	6,975	774,225
Tyson Foods, Inc. "A"	17,672	1,022,679
		15,848,443
Household Products 1.9%
Church & Dwight Co., Inc.	14,706	943,831
Clorox Co.	7,529	1,304,399
Colgate-Palmolive Co.	51,434	3,413,160
Kimberly-Clark Corp.	20,572	2,630,542
Procter & Gamble Co.	149,672	16,463,920
		24,755,852
Personal Products 0.2%
Coty, Inc. "A"	17,952	92,632
Estee Lauder Companies, Inc. "A"	13,348	2,126,871
		2,219,503
Tobacco 0.9%
Altria Group, Inc.	112,021	4,331,852
Philip Morris International, Inc.	93,350	6,810,816
		11,142,668
Energy 2.6%
Energy Equipment & Services 0.2%
Baker Hughes Co.	38,702	406,371
Halliburton Co.	51,819	354,960
Helmerich & Payne, Inc.	6,662	104,261
National Oilwell Varco, Inc.	23,663	232,607
Schlumberger Ltd.	82,516	1,113,141
TechnipFMC PLC	25,799	173,885
		2,385,225
Oil, Gas & Consumable Fuels 2.4%
Apache Corp.	23,003	96,153
Cabot Oil & Gas Corp.	25,421	436,987
Chevron Corp.	113,454	8,220,877
Concho Resources, Inc.	11,918	510,686
ConocoPhillips	65,599	2,020,449
Devon Energy Corp.	24,015	165,944
Diamondback Energy, Inc.	9,888	259,066
EOG Resources., Inc.	34,661	1,245,023
Exxon Mobil Corp.	253,818	9,637,469
Hess Corp.	15,512	516,550
HollyFrontier Corp.	9,072	222,355
Kinder Morgan, Inc.	116,871	1,626,844
Marathon Oil Corp.	49,083	161,483
Marathon Petroleum Corp.	38,927	919,456
Noble Energy, Inc.	29,251	176,676
Occidental Petroleum Corp. (a)	53,401	618,384
ONEOK, Inc.	24,804	540,975
Phillips 66	26,633	1,428,860
Pioneer Natural Resources Co.	9,840	690,276
Valero Energy Corp.	24,595	1,115,629
Williams Companies, Inc.	72,255	1,022,408
		31,632,550
Financials 10.8%
Banks 4.1%
Bank of America Corp.	485,782	10,313,152
Citigroup, Inc.	130,947	5,515,488
Citizens Financial Group, Inc.	25,707	483,549
Comerica, Inc.	8,371	245,605
Fifth Third Bancorp.	42,239	627,249
First Republic Bank	10,068	828,395
Huntington Bancshares, Inc.	62,417	512,444
JPMorgan Chase & Co.	188,313	16,953,819
KeyCorp	58,469	606,324
M&T Bank Corp.	7,898	816,890
People's United Financial, Inc.	27,009	298,450
PNC Financial Services Group, Inc.	26,288	2,516,287
Regions Financial Corp.	57,086	512,061
SVB Financial Group*	3,113	470,312
Truist Financial Corp.	80,454	2,481,201
U.S. Bancorp.	85,292	2,938,309
Wells Fargo & Co.	230,946	6,628,150
Zions Bancorp. NA	10,518	281,462
		53,029,147
Capital Markets 2.6%
Ameriprise Financial, Inc.	7,601	778,951
Bank of New York Mellon Corp.	50,256	1,692,622
BlackRock, Inc.	7,074	3,112,348
Cboe Global Markets, Inc.	6,661	594,494
Charles Schwab Corp.	68,534	2,304,113
CME Group, Inc.	21,512	3,719,640
E*TRADE Financial Corp.	13,532	464,418
Franklin Resources., Inc.	17,299	288,720
Intercontinental Exchange, Inc.	33,432	2,699,634
Invesco Ltd.	23,009	208,922
MarketAxess Holdings, Inc.	2,272	755,599
Moody's Corp.	9,763	2,064,875
Morgan Stanley	69,893	2,376,362
MSCI, Inc.	5,091	1,471,095
Nasdaq, Inc.	6,875	652,781
Northern Trust Corp.	12,669	956,003
Raymond James Financial, Inc.	7,547	476,970
S&P Global, Inc.	14,689	3,599,539
State Street Corp.	21,749	1,158,569
T. Rowe Price Group, Inc.	14,024	1,369,444
The Goldman Sachs Group, Inc.	19,106	2,953,597
		33,698,696
Consumer Finance 0.5%
American Express Co.	40,268	3,447,343
Capital One Financial Corp.	27,829	1,403,138
Discover Financial Services	18,752	668,884
Synchrony Financial	33,867	544,920
		6,064,285
Diversified Financial Services 1.6%
Berkshire Hathaway, Inc. "B"*	117,427	21,469,178
Insurance 2.0%
Aflac, Inc.	44,126	1,510,874
Allstate Corp.	19,448	1,783,965
American International Group, Inc.	52,185	1,265,486
Aon PLC	14,077	2,323,268
Arthur J. Gallagher & Co.	11,253	917,232
Assurant, Inc.	3,704	385,549
Chubb Ltd.	27,220	3,040,202
Cincinnati Financial Corp.	9,104	686,897
Everest Re Group Ltd.	2,444	470,274
Globe Life, Inc.	5,921	426,134
Hartford Financial Services Group, Inc.	21,651	762,981
Lincoln National Corp.	11,803	310,655
Loews Corp.	15,202	529,486
Marsh & McLennan Companies, Inc.	30,335	2,622,764
MetLife, Inc.	46,840	1,431,899
Principal Financial Group, Inc.	15,391	482,354
Progressive Corp.	35,105	2,592,153
Prudential Financial, Inc.	24,056	1,254,280
The Travelers Companies, Inc.	15,470	1,536,945
Unum Group	12,551	188,391
W.R. Berkley Corp.	8,698	453,775
Willis Towers Watson PLC	7,722	1,311,582
		26,287,146
Health Care 15.2%
Biotechnology 2.4%
AbbVie, Inc.	88,727	6,760,110
Alexion Pharmaceuticals, Inc.*	13,234	1,188,281
Amgen, Inc.	35,662	7,229,757
Biogen., Inc.*	10,826	3,425,130
Gilead Sciences, Inc.	75,928	5,676,377
Incyte Corp.*	10,706	784,000
Regeneron Pharmaceuticals, Inc.*	4,793	2,340,374
Vertex Pharmaceuticals, Inc.*	15,431	3,671,807
		31,075,836
Health Care Equipment & Supplies 3.7%
Abbott Laboratories	106,043	8,367,853
ABIOMED, Inc.*	2,748	398,900
Align Technology, Inc.*	4,299	747,811
Baxter International, Inc.	30,628	2,486,687
Becton, Dickinson & Co.	16,225	3,728,018
Boston Scientific Corp.*	83,582	2,727,281
Danaher Corp.	38,366	5,310,238
DENTSPLY SIRONA, Inc.	13,552	526,224
Edwards Lifesciences Corp.*	12,510	2,359,636
Hologic, Inc.*	15,970	560,547
IDEXX Laboratories, Inc.*	5,140	1,245,114
Intuitive Surgical, Inc.*	6,929	3,431,310
Medtronic PLC	80,421	7,252,366
ResMed, Inc.	8,626	1,270,524
STERIS PLC	5,084	711,607
Stryker Corp.	19,314	3,215,588
Teleflex, Inc.	2,768	810,637
The Cooper Companies, Inc.	2,966	817,637
Varian Medical Systems, Inc.*	5,431	557,546
Zimmer Biomet Holdings, Inc.	12,325	1,245,811
		47,771,335
Health Care Providers & Services 2.9%
AmerisourceBergen Corp.	9,140	808,890
Anthem, Inc.	15,209	3,453,051
Cardinal Health, Inc.	17,523	840,053
Centene Corp.*	34,958	2,076,855
Cigna Corp.	22,392	3,967,414
CVS Health Corp.	78,008	4,628,215
DaVita, Inc.*	5,497	418,102
HCA Healthcare, Inc.	15,843	1,423,493
Henry Schein, Inc.*	8,897	449,476
Humana, Inc.	7,938	2,492,691
Laboratory Corp. of America Holdings*	5,815	734,958
McKesson Corp.	9,693	1,311,075
Quest Diagnostics, Inc.	8,067	647,780
UnitedHealth Group, Inc.	56,870	14,182,241
Universal Health Services, Inc. "B"	4,796	475,188
		37,909,482
Health Care Technology 0.1%
Cerner Corp.	18,816	1,185,220
Life Sciences Tools & Services 1.1%
Agilent Technologies, Inc.	18,555	1,328,909
Illumina, Inc.*	8,816	2,407,826
IQVIA Holdings, Inc.*	10,825	1,167,584
Mettler-Toledo International, Inc.*	1,460	1,008,145
PerkinElmer, Inc.	6,643	500,085
Thermo Fisher Scientific, Inc.	24,058	6,822,849
Waters Corp.*	3,850	700,892
		13,936,290
Pharmaceuticals 5.0%
Allergan PLC	19,693	3,487,630
Bristol-Myers Squibb Co.	140,655	7,840,110
Eli Lilly & Co.	50,707	7,034,075
Johnson & Johnson	157,956	20,712,770
Merck & Co., Inc.	152,772	11,754,278
Mylan NV*	31,464	469,128
Perrigo Co. PLC	8,274	397,897
Pfizer, Inc.	331,997	10,836,382
Zoetis, Inc.	28,584	3,364,051
		65,896,321
Industrials 7.7%
Aerospace & Defense 1.6%
Arconic, Inc.	23,184	372,335
Boeing Co.	32,077	4,783,964
General Dynamics Corp.	14,043	1,858,029
Huntington Ingalls Industries, Inc.	2,483	452,427
L3Harris Technologies, Inc.	13,268	2,389,832
Lockheed Martin Corp.	14,907	5,052,728
Northrop Grumman Corp.	9,403	2,844,878
Raytheon Co.	16,703	2,190,598
Textron, Inc.	13,586	362,339
TransDigm Group, Inc.	2,987	956,408
		21,263,538
Air Freight & Logistics 0.5%
C.H. Robinson Worldwide, Inc.	8,073	534,432
Expeditors International of Washington, Inc.	10,269	685,148
FedEx Corp.	14,366	1,742,021
United Parcel Service, Inc. "B"	42,016	3,925,135
		6,886,736
Airlines 0.2%
Alaska Air Group, Inc.	7,476	212,842
American Airlines Group, Inc.	23,133	281,992
Delta Air Lines, Inc.	34,502	984,342
Southwest Airlines Co.	28,402	1,011,395
United Airlines Holdings, Inc.*	12,955	408,730
		2,899,301
Building Products 0.3%
A.O. Smith Corp.	8,546	323,124
Allegion PLC	5,530	508,871
Fortune Brands Home & Security, Inc.	8,459	365,852
Johnson Controls International PLC	46,248	1,246,846
Masco Corp.	17,007	587,932
Trane Technologies PLC	14,384	1,187,974
		4,220,599
Commercial Services & Supplies 0.4%
Cintas Corp.	5,033	871,816
Copart, Inc.*	12,267	840,535
Republic Services, Inc.	12,684	952,061
Rollins, Inc.	8,375	302,672
Waste Management, Inc.	23,478	2,173,124
		5,140,208
Construction & Engineering 0.1%
Jacobs Engineering Group, Inc.	8,124	643,990
Quanta Services, Inc.	8,910	282,714
		926,704
Electrical Equipment 0.4%
AMETEK, Inc.	13,682	985,378
Eaton Corp. PLC	24,795	1,926,323
Emerson Electric Co.	36,463	1,737,462
Rockwell Automation, Inc.	6,924	1,044,901
		5,694,064
Industrial Conglomerates 1.3%
3M Co.	34,486	4,707,684
General Electric Co.	523,965	4,160,282
Honeywell International, Inc.	42,914	5,741,464
Roper Technologies, Inc.	6,246	1,947,565
		16,556,995
Machinery 1.4%
Caterpillar, Inc.	33,128	3,844,173
Cummins, Inc.	9,169	1,240,749
Deere & Co.	18,889	2,609,704
Dover Corp.	8,687	729,187
Flowserve Corp.	8,128	194,178
Fortive Corp.	17,673	975,373
IDEX Corp.	4,550	628,401
Illinois Tool Works, Inc.	17,562	2,495,911
Ingersoll Rand, Inc.*	20,761	514,873
PACCAR, Inc.	20,670	1,263,557
Parker-Hannifin Corp.	7,692	997,883
Pentair PLC	10,302	306,588
Snap-on, Inc.	3,267	355,515
Stanley Black & Decker, Inc.	9,095	909,500
Westinghouse Air Brake Technologies Corp.	10,884	523,847
Xylem, Inc.	10,796	703,143
		18,292,582
Professional Services 0.3%
Equifax, Inc.	7,265	867,804
IHS Markit Ltd.	24,042	1,442,520
Nielsen Holdings PLC	21,616	271,065
Robert Half International, Inc.	7,143	269,648
Verisk Analytics, Inc.	9,838	1,371,221
		4,222,258
Road & Rail 1.0%
CSX Corp.	46,606	2,670,524
J.B. Hunt Transport Services, Inc.	5,260	485,130
Kansas City Southern	5,919	752,778
Norfolk Southern Corp.	15,622	2,280,812
Old Dominion Freight Line, Inc.	5,805	761,964
Union Pacific Corp.	41,625	5,870,790
		12,821,998
Trading Companies & Distributors 0.2%
Fastenal Co.	34,397	1,074,906
United Rentals, Inc.*	4,592	472,517
W.W. Grainger, Inc.	2,600	646,100
		2,193,523
Information Technology 25.4%
Communications Equipment 1.0%
Arista Networks, Inc.*	3,244	657,072
Cisco Systems, Inc.	254,407	10,000,739
F5 Networks, Inc.*	3,639	388,027
Juniper Networks, Inc.	20,478	391,949
Motorola Solutions, Inc.	10,278	1,366,152
		12,803,939
Electronic Equipment, Instruments & Components 0.5%
Amphenol Corp. "A"	17,784	1,296,098
CDW Corp.	8,603	802,402
Corning, Inc.	45,925	943,300
FLIR Systems, Inc.	8,114	258,755
IPG Photonics Corp.*	2,140	235,999
Keysight Technologies, Inc.*	11,247	941,149
TE Connectivity Ltd.	20,056	1,263,127
Zebra Technologies Corp. "A"*	3,229	592,844
		6,333,674
IT Services 5.4%
Accenture PLC "A"	38,111	6,222,002
Akamai Technologies, Inc.*	9,653	883,153
Alliance Data Systems Corp.	2,543	85,572
Automatic Data Processing, Inc.	25,947	3,546,436
Broadridge Financial Solutions, Inc.	6,875	651,956
Cognizant Technology Solutions Corp. "A"	32,815	1,524,913
DXC Technology Co.	15,814	206,373
Fidelity National Information Services, Inc.	36,868	4,484,624
Fiserv, Inc.*	34,262	3,254,547
FleetCor Technologies, Inc.*	5,195	969,075
Gartner, Inc.*	5,348	532,500
Global Payments, Inc.	18,016	2,598,448
International Business Machines Corp.	53,132	5,893,933
Jack Henry & Associates, Inc.	4,608	715,346
Leidos Holdings, Inc.	7,954	728,984
MasterCard, Inc. "A"	53,281	12,870,558
Paychex, Inc.	19,060	1,199,255
PayPal Holdings, Inc.*	70,427	6,742,681
VeriSign, Inc.*	6,183	1,113,497
Visa, Inc. "A"	102,727	16,551,374
Western Union Co.	25,524	462,750
		71,237,977
Semiconductors & Semiconductor Equipment 4.4%
Advanced Micro Devices, Inc.*	70,190	3,192,241
Analog Devices, Inc.	22,111	1,982,251
Applied Materials, Inc.	55,449	2,540,673
Broadcom, Inc.	23,807	5,644,640
Intel Corp.	261,034	14,127,160
KLA Corp.	9,467	1,360,787
Lam Research Corp.	8,709	2,090,160
Maxim Integrated Products, Inc.	16,227	788,794
Microchip Technology, Inc.	14,328	971,438
Micron Technology, Inc.*	66,393	2,792,490
NVIDIA Corp.	36,725	9,680,710
Qorvo, Inc.*	6,896	556,025
QUALCOMM., Inc.	68,517	4,635,175
Skyworks Solutions, Inc.	10,207	912,302
Texas Instruments, Inc.	56,124	5,608,471
Xilinx, Inc.	15,065	1,174,166
		58,057,483
Software 8.5%
Adobe, Inc.*	29,055	9,246,463
ANSYS, Inc.*	5,131	1,192,804
Autodesk, Inc.*	13,188	2,058,647
Cadence Design Systems, Inc.*	16,819	1,110,727
Citrix Systems, Inc.	6,902	976,978
Fortinet, Inc.*	8,502	860,147
Intuit, Inc.	15,628	3,594,440
Microsoft Corp.	457,819	72,202,634
NortonLifeLock, Inc.	34,283	641,435
Oracle Corp.	130,000	6,282,900
Paycom Software, Inc.*	2,942	594,313
salesforce.com, Inc.*	53,224	7,663,192
ServiceNow, Inc.*	11,317	3,243,226
Synopsys, Inc.*	9,009	1,160,269
		110,828,175
Technology Hardware, Storage & Peripherals 5.6%
Apple, Inc.	250,652	63,738,297
Hewlett Packard Enterprise Co.	77,105	748,689
HP, Inc.	88,903	1,543,356
NetApp, Inc.	13,596	566,817
Raytheon Technologies Corp.	48,682	4,592,173
Seagate Technology PLC	13,827	674,758
Western Digital Corp.	17,826	741,918
Xerox Holding Corp.*	11,239	212,867
		72,818,875
Materials 2.4%
Chemicals 1.7%
Air Products & Chemicals, Inc.	13,233	2,641,439
Albemarle Corp.	6,424	362,121
Celanese Corp.	7,195	528,041
CF Industries Holdings, Inc.	13,433	365,378
Corteva, Inc.*	44,767	1,052,024
Dow, Inc.*	44,407	1,298,461
DuPont de Nemours, Inc.	44,328	1,511,585
Eastman Chemical Co.	7,983	371,848
Ecolab, Inc.	15,060	2,346,800
FMC Corp.	7,755	633,506
International Flavors & Fragrances, Inc. (a)	6,399	653,210
Linde PLC	32,252	5,579,596
LyondellBasell Industries NV "A"	15,304	759,537
PPG Industries, Inc.	14,159	1,183,692
The Mosaic Co.	21,201	229,395
The Sherwin-Williams Co.	4,933	2,266,812
		21,783,445
Construction Materials 0.1%
Martin Marietta Materials, Inc.	3,744	708,477
Vulcan Materials Co.	7,891	852,781
		1,561,258
Containers & Packaging 0.3%
Amcor PLC*	97,420	791,050
Avery Dennison Corp.	4,964	505,683
Ball Corp.	19,652	1,270,698
International Paper Co.	23,367	727,415
Packaging Corp. of America	5,639	489,634
Sealed Air Corp.	9,325	230,421
Westrock Co.	15,719	444,219
		4,459,120
Metals & Mining 0.3%
Freeport-McMoRan, Inc.	86,611	584,624
Newmont Corp.	49,241	2,229,632
Nucor Corp.	18,334	660,391
		3,474,647
Real Estate 3.0%
Equity Real Estate Investment Trusts (REITs) 2.9%
Alexandria Real Estate Equities, Inc.	7,352	1,007,665
American Tower Corp.	26,600	5,792,150
Apartment Investment & Management Co. "A"	8,877	312,026
AvalonBay Communities, Inc.	8,392	1,235,051
Boston Properties, Inc.	8,605	793,639
Crown Castle International Corp.	24,972	3,605,957
Digital Realty Trust, Inc.	15,767	2,190,194
Duke Realty Corp.	21,845	707,341
Equinix, Inc.	5,121	3,198,423
Equity Residential	20,962	1,293,565
Essex Property Trust, Inc.	3,966	873,472
Extra Space Storage, Inc.	7,762	743,289
Federal Realty Investment Trust	4,278	319,182
Healthpeak Properties, Inc.	29,647	707,081
Host Hotels & Resorts, Inc.	42,638	470,723
Iron Mountain, Inc.	17,104	407,075
Kimco Realty Corp.	25,104	242,756
Mid-America Apartment Communities, Inc.	6,860	706,786
Prologis, Inc.	44,306	3,560,873
Public Storage	9,018	1,791,065
Realty Income Corp.	20,566	1,025,421
Regency Centers Corp.	9,916	381,072
SBA Communications Corp.	6,762	1,825,537
Simon Property Group, Inc.	18,370	1,007,778
SL Green Realty Corp.	4,988	214,983
UDR, Inc.	17,606	643,323
Ventas, Inc.	22,352	599,034
Vornado Realty Trust	9,757	353,301
Welltower, Inc.	24,346	1,114,560
Weyerhaeuser Co.	44,614	756,207
		37,879,529
Real Estate Management & Development 0.1%
CBRE Group, Inc. "A"*	20,044	755,859
Utilities 3.5%
Electric Utilities 2.2%
Alliant Energy Corp.	14,358	693,348
American Electric Power Co., Inc.	29,677	2,373,567
Duke Energy Corp.	43,777	3,540,684
Edison International	21,513	1,178,697
Entergy Corp.	11,935	1,121,532
Evergy, Inc.	13,645	751,157
Eversource Energy	19,465	1,522,358
Exelon Corp.	58,267	2,144,808
FirstEnergy Corp.	32,374	1,297,226
NextEra Energy, Inc.	29,386	7,070,860
NRG Energy, Inc.	14,855	404,947
Pinnacle West Capital Corp.	6,821	516,964
PPL Corp.	46,068	1,136,958
Southern Co.	62,987	3,410,116
Xcel Energy, Inc.	31,574	1,903,912
		29,067,134
Gas Utilities 0.1%
Atmos Energy Corp.	7,095	704,037
Independent Power & Renewable Electricity Producers 0.0%
AES Corp.	39,677	539,607
Multi-Utilities 1.1%
Ameren Corp.	14,780	1,076,427
CenterPoint Energy, Inc.	29,989	463,330
CMS Energy Corp.	17,082	1,003,568
Consolidated Edison, Inc.	19,909	1,552,902
Dominion Energy, Inc	49,450	3,569,796
DTE Energy Co.	11,494	1,091,585
NiSource, Inc.	22,202	554,384
Public Service Enterprise Group, Inc.	30,285	1,360,099
Sempra Energy	16,902	1,909,757
WEC Energy Group, Inc.	18,983	1,672,972
		14,254,820
Water Utilities 0.1%
American Water Works Co., Inc.	10,856	1,297,943
Total Common Stocks (Cost $503,447,355)		1,285,531,434
	Principal Amount ($)	Value ($)
Government & Agency Obligations 0.2%
U.S. Treasury Obligation
U.S. Treasury Bill, 1.47% **, 7/16/2020 (b) (Cost $2,056,062)	2,065,000	2,064,521
	Shares	Value ($)
Securities Lending Collateral 0.1%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.33% (c) (d) (Cost $1,100,580)	1,100,580	1,100,580
Cash Equivalents 1.2%
DWS Central Cash Management Government Fund, 0.32% (c) (Cost $15,046,796)	15,046,796	15,046,796
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $521,650,793)	99.9	1,303,743,331
Other Assets and Liabilities, Net	0.1	691,948
Net Assets	100.0	1,304,435,279

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund's transactions with affiliated investments during the period ended March 31, 2020 are as follows:

Value ($) at 12/31/2019	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 3/31/2020	Value ($) at 3/31/2020
Securities Lending Collateral 0.1%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.33% (c) (d)
6,277,602	—	5,177,022 (e)	—	—	1,616	—	1,100,580	1,100,580
Cash Equivalents 1.2%
DWS Central Cash Management Government Fund, 0.32% (c)
35,012,360	63,179,815	83,145,379	—	—	55,126	—	15,046,796	15,046,796
41,289,962	63,179,815	88,322,401	—	—	56,742	—	16,147,376	16,147,376

*	Non-income producing security.
**	Annualized yield at time of purchase; not a coupon rate.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at March 31, 2020 amounted to $1,218,246, which is 0.1% of net assets.
(b)	At March 31, 2020, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $187,135.
(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended March 31, 2020.

At March 31, 2020, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Depreciation ($)
S&P 500 E-Mini Index	USD	6/19/2020	146	18,814,137	18,758,810	(55,327)

Currency Abbreviation
USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2020 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (f)	$1,285,531,434	$—	$—	$1,285,531,434
Government & Agency Obligations	—	2,064,521	—	2,064,521
Short-Term Investments (f)	16,147,376	—	—	16,147,376
Total	$1,301,678,810	$2,064,521	$—	$1,303,743,331
Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (g)
Futures Contracts	$(55,327)	$—	$—	$(55,327)
Total	$(55,327)	$—	$—	$(55,327)

(f)	See Investment Portfolio for additional detailed categorizations.
(g)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of March 31, 2020 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures
Equity Contracts	$ (55,327)